Commitments - Additional Information (Detail) R$ in Thousands, $ in Millions	Dec. 31, 2019 BRL (R$) Aircraft	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 BRL (R$) Aircraft	Dec. 31, 2018 USD ($) Aircraft
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments for acquisition of aircraft	94	94	94	94
Letters of credit issued	R$ 2,134,186	$ 529	R$ 1,091,744	$ 282
Bank guarantees amount | R$	R$ 50,432		R$ 47,676
Leased Aircarft [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments for acquisition of aircraft	53	53	75	75